Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net (Loss) Income Per Share
19. Net (Loss) Income Per Share

	Year Ended December 31,
	2017 $	2016 $	2015 $
Net (loss) income attributable to shareholders of Teekay Corporation	(163,276)	(123,182)	82,151
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 16e)	—	(4,993)	—
Net (loss) income attributable to shareholders of Teekay Corporation for basic income (loss) per share	(163,276)	(128,175)	82,151
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and stock purchase warrants in Teekay Offshore	(90)	(25)	(227)
Net (loss) income attributable to shareholders of Teekay Corporation for diluted income (loss) per share	(163,366)	(128,200)	81,924
Weighted average number of common shares	86,335,473	79,211,154	72,665,783
Dilutive effect of stock-based compensation	—	—	524,781
Common stock and common stock equivalents	86,335,473	79,211,154	73,190,564
(Loss) Earnings per common share:
- Basic	(1.89)	(1.62)	1.13
- Diluted	(1.89)	(1.62)	1.12

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted loss per common share, are excluded from this calculation. For the years ended December 31, 2017 and 2016, options to acquire 3.6 million shares and 3.8 million shares of Common Stock, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. In periods where a loss attributable to shareholders has been incurred all stock-based awards are anti-dilutive.